Intangible assets, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Intangible assets
Intangible assets, gross	$ 48,552,546	$ 35,504,559	$ 32,041,784	$ 32,403,007
Less: accumulated amortization	(28,136,085)	(19,738,351)	(14,242,577)	(8,481,161)
Courseware development in progress		3,528,532
Intangible assets, net	20,416,461	19,294,740	17,799,207	23,921,846
Impaired or pledged intangible assets	0	0	0	0
Amortization expenses	6,651,329	6,309,065	6,324,124	3,968,113
Software
Intangible assets
Intangible assets, gross	5,867,028	5,441,560	1,567,387	1,678,408
Courseware
Intangible assets
Intangible assets, gross	31,835,306	25,998,130	27,355,662	29,293,324
Copyrights
Intangible assets
Intangible assets, gross	$ 10,850,212	$ 4,064,869	$ 3,118,735	$ 1,431,275